Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Other Financial Liabilities

Other financial liabilities of $8,099,991 as at December 31, 2025 (December 31, 2024 – $3,318,642) were as follows:

As at December 31, 2025	FVTPL	FVOCI	Amortized Cost	Total
	$	$	$	$
Financial liabilities
Warrants liability (level 2)	–	–	–	–
Provision for environmental remediation	–	–	1,589,371	1,589,371
Lease liabilities (level 2)	–	–	1,858,326	1,858,326
Other long-term liabilities	–	–	4,652,294	4,652,294
	–	–	8,099,991	8,099,991

As at December 31, 2024	FVTPL	FVOCI	Amortized Cost	Total
	$	$	$	$
Financial liabilities
Warrants liability (level 2)	3,163,115	–	–	3,163,115
Lease liabilities (level 2)	–	–	155,527	155,527
	3,163,115	–	155,527	3,318,642